Stockholders' Equity (Tables)	12 Months Ended
Dec. 31, 2023
Stockholders' Equity Note [Abstract]
Schedule of Capital Stock Activity
The following is a summary of capital stock activity (in shares) for the year ended December 31, 2023:

	Common Stock Outstanding	Common Stock Held in Treasury
December 31, 2022	31,803,721	57,959
Stock awards issued	35,969	(35,969)
Treasury stock purchases	(49,992)	49,992

December 31, 2023	31,789,698	71,982